Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Obligation

	2018	2017	2016
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	246	198	205
US pension schemes	100	113	106
Other overseas pension schemes	190	218	140
Unfunded post-retirement healthcare schemes	50	87	90

	586	616	541

Analysed as:
Funded defined benefit/hybrid pension schemes	369	335	304
Unfunded defined benefit pension schemes	43	55	43
Unfunded post-retirement healthcare schemes	50	87	90

Defined benefit schemes	462	477	437
Defined contribution pension schemes	124	139	104

	586	616	541

Summary of Average Life Expectancy Assumed

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2038 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.5	29.1	27.0	28.7
Projected for 2038	29.0	30.6	28.7	30.3

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2018 % pa	2017 % pa	2016 % pa	2018 % pa	2017 % pa	2016 % pa	2018 % pa	2017 % pa	2016 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.70	2.80	2.70
Discount rate	2.90	2.50	2.70	4.20	3.60	3.90	1.80	1.60	1.60
Expected pension increases	3.20	3.20	3.20	n/a	n/a	n/a	2.10	2.20	2.10
Cash balance credit/conversion rate	n/a	n/a	n/a	3.20	2.90	3.20	0.40	0.30	0.30
Inflation rate	3.20	3.20	3.20	2.25	2.25	2.25	1.50	1.70	1.50

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2018 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

	Pensions				Post-retirement benefits
2018	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	75	72	134	281	29
Past service cost/(credit)	93	1	0	94	(27)
Net interest (income)/cost	(3)	20	19	36	49
Gains from settlements	0	0	(14)	(14)	(1)
Expenses	8	7	0	15	0

	173	100	139	412	50

Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	(108)	196	583	145

	Pensions				Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost/(credit)	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

	Pensions				Post-retirement benefits
2016	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	70	66	110	246	31
Past service cost	52	1	1	54	3
Net interest cost	9	27	20	56	56
Gains from settlements	—	—	(28)	(28)	—
Expenses	7	12	—	19	—

	138	106	103	347	90

Remeasurement losses recorded in the statement of comprehensive income	(165)	(27)	(224)	(416)	(59)

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2018	2017	2016
	£m	£m	£m
Recognised in Other non-current assets:
Pension schemes in surplus	760	538	313

Recognised in Assets held for sale:
Post-retirement benefits	(9)	—	—

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(1,755)	(2,043)	(2,397)
Post-retirement benefits	(1,370)	(1,496)	(1,693)

	(3,125)	(3,539)	(4,090)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group

The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

		UK	US	Rest of World	Group
At 31 December 2018		£m	£m	£m	£m
Equities:	– listed	3,257	1,280	518	5,055
	– unlisted	0	0	7	7
Multi-asset funds		2,997	0	0	2,997
Property:	– listed	0	0	33	33
	– unlisted	423	231	4	658
Corporate bonds:	– listed	404	783	111	1,298
	– unlisted	306	0	25	331
Government bonds:	– listed	3,835	286	795	4,916
Insurance contracts		770	0	831	1,601
Other assets		589	228	66	883

Fair value of assets		12,581	2,808	2,390	17,779
Present value of scheme obligations		(12,087)	(3,474)	(3,213)	(18,774)

Net surplus/(obligation)		494	(666)	(823)	(995)

Included in Other non-current assets		711	0	49	760
Included in Pensions and other post-employment benefits		(217)	(666)	(872)	(1,755)

		494	(666)	(823)	(995)

Actual return on plan assets		(88)	(123)	55	(156)

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The ‘Other assets’ category comprises cash and mark to market values of derivative positions.

In previous years, index-linked gilts held as part of a UK repo programme were included in government bonds. The related loan was included within ‘Other assets’ at a value of £(773) million at 31 December 2017 (2016 – £(1,686) million). This programme was cancelled during 2018.

At 31 December 2017		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

At 31 December 2016		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	5,357	1,358	486	7,201
	– unlisted	—	—	14	14
Multi-asset funds		1,545	—	—	1,545
Property:	– unlisted	314	216	28	558
Corporate bonds:	– listed	292	213	96	601
	– unlisted	321	—	24	345
Government bonds:	– listed	6,165	815	739	7,719
Insurance contracts		856	—	637	1,493
Other assets		(2,267)	288	73	(1,906)

Fair value of assets		12,583	2,890	2,097	17,570
Present value of scheme obligations		(12,884)	(3,752)	(3,018)	(19,654)

Net obligation		(301)	(862)	(921)	(2,084)

Included in Other non-current assets		276	—	37	313
Included in Pensions and other post-employment benefits		(577)	(862)	(958)	(2,397)

		(301)	(862)	(921)	(2,084)

Actual return on plan assets		2,473	153	99	2,725

Summary of Movements in Fair Values of Assets

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2016	10,284	2,501	1,750	14,535	—
Exchange adjustments	—	459	305	764	—
Interest income	385	108	37	530	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(110)	(110)	—
Remeasurement	2,088	45	62	2,195	—
Employer contributions	319	31	131	481	91
Scheme participants’ contributions	4	—	14	18	17
Benefits paid	(490)	(242)	(92)	(824)	(108)

Assets at 31 December 2016	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	0
Exchange adjustments	0	171	53	224	0
Interest income	323	102	29	454	0
Expenses	(8)	(7)	0	(15)	0
Settlements and curtailments	0	0	(14)	(14)	0
Remeasurement	(411)	(225)	26	(610)	0
Employer contributions	119	150	117	386	93
Scheme participants’ contributions	4	0	16	20	16
Benefits paid	(600)	(257)	(89)	(946)	(109)

Assets at 31 December 2018	12,581	2,808	2,390	17,779	0

Summary of Movements in Defined Benefit Obligations

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2016	(10,601)	(3,134)	(2,384)	(16,119)	(1,387)
Exchange adjustments	—	(586)	(396)	(982)	(248)
Service cost	(70)	(66)	(110)	(246)	(31)
Past service cost	(52)	(1)	(1)	(54)	(3)
Interest cost	(394)	(135)	(57)	(586)	(56)
Settlements and curtailments	—	—	138	138	—
Remeasurement	(2,253)	(72)	(286)	(2,611)	(59)
Scheme participants’ contributions	(4)	—	(14)	(18)	(17)
Benefits paid	490	242	92	824	108

Obligations at 31 December 2016	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost/(credit)	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)
Exchange adjustments	0	(208)	(63)	(271)	(71)
Service cost	(75)	(72)	(134)	(281)	(29)
Past service cost	(93)	(1)	0	(94)	27
Interest cost	(320)	(122)	(48)	(490)	(49)
Settlements and curtailments	0	0	28	28	1
Remeasurement	906	117	170	1,193	145
Scheme participants’ contributions	(4)	0	(16)	(20)	(16)
Benefits paid	600	257	89	946	109

Obligations at 31 December 2018	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)

Summary of Net Defined Benefit Liability

The movement in the net defined benefit liability is as follows:

	2018	2017	2016
	£m	£m	£m
At 1 January	(1,505)	(2,084)	(1,584)
Exchange adjustments	(47)	40	(218)
Service cost	(281)	(280)	(246)
Past service cost	(94)	(37)	(54)
Interest cost	(36)	(54)	(56)
Settlements and curtailments	14	—	28
Remeasurements:
Return on plan assets, excluding amounts included in interest	(610)	899	2,195
Gain from change in demographic assumptions	131	209	85
Gain/(loss) from change in financial assumptions	1,149	(555)	(2,770)
Experience (losses)/gains	(87)	(68)	74
Employer contributions	386	444	481
Expenses	(15)	(19)	(19)

At 31 December	(995)	(1,505)	(2,084)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category

The defined benefit pension obligation analysed by membership category is as follows:

	2018 £m	2017 £m	2016 £m
Active	4,427	4,611	4,576
Retired	9,542	9,805	9,574
Deferred	4,805	5,369	5,504

	18,774	19,785	19,654

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2018	2017	2016
	£m	£m	£m
Active	499	514	594
Retired	879	981	1,099
Deferred	1	1	—

	1,379	1,496	1,693

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2018 years	2017 years	2016 years
Pension benefits	15	16	16

Post-retirement benefits	11	11	12

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs

The effect of changes in assumptions used on the benefit obligations and on the 2019 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

£m
A 0.25% decrease in discount rate would have the following approximate effect:

Increase in annual pension cost	28
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	707
Increase in post-retirement benefits obligation	34

A one-year increase in life expectancy would have the following approximate effect:

Increase in annual pension cost	21
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	592
Increase in post-retirement benefits obligation	33

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:

Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	38

A 0.25% increase in inflation would have the following approximate effect:

Increase in annual pension cost	18
Increase in pension obligation	447

Defined benefit pension and post-retirement healthcare scheme. [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Obligation

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2018	2017	2016
	£m	£m	£m
Cost of sales	160	162	135
Selling, general and administration	228	238	221
Research and development	74	77	81

	462	477	437

Defined Benefit Pension Obligation [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Obligation	The defined benefit pension obligation is analysed as follows:

	2018	2017	2016
	£m	£m	£m
Funded	(18,025)	(19,052)	(18,974)
Unfunded	(749)	(733)	(680)

	(18,774)	(19,785)	(19,654)

Post-retirement benefits [member]
Statement [LineItems]
Summary of Net Defined Benefit Liability
The remeasurements included within post-retirement benefits are detailed below:

	2018	2017	2016
	£m	£m	£m
Gain from change in demographic assumptions	6	47	—
Gain/(loss) from change in financial assumptions	100	(1)	(81)
Experience gains	39	18	22

	145	64	(59)